Discontinued Operations (Additional Information) (Details) $ in Thousands			1 Months Ended
	Jun. 07, 2018 USD ($)	Jun. 07, 2018 HKD ($)	Apr. 25, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Apr. 30, 2019 USD ($)	Dec. 31, 2018
Sale of Stock, Consideration Received on Transaction	$ 16,200	$ 126,126,000
Equity Method Investment, Ownership Percentage	51.00%	51.00%				50.00%
CSL [Member]
Equity Method Investment, Ownership Percentage						51.00%
Subsequent Event [Member]
Sale of Stock, Consideration Received on Transaction			$ 12,750
Subsequent Event [Member] | CSL [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares			5,100	5,100
Sale of Stock, Consideration Received on Transaction			$ 12,750	$ 99,450,000
Subsequent Event [Member] | Two Thousand Eighteen Notes Member [Member]
Sale Of Stock Cash Consideration Due			$ 3,760		$ 3,760